Risks and Financial Instruments - Summary of the financial assets and financial liabilities measured at fair value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	R$ 0	R$ 0
Financial liabilities, fair value	0	450,586
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,244,875	963,193
Financial liabilities, fair value	6,917,190	7,732,457
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Financial liabilities, fair value	112,196	89,640
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	7,029,386	5,898,849
Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	11,159,187	13,812,360
Cash and bank [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and bank [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and bank [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and cash equivalents, Securities and funds in local currency [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and cash equivalents, Securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and cash equivalents, Securities and funds in local currency [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and cash equivalents, Securities and funds in foreign currency [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and cash equivalents, Securities and funds in foreign currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and cash equivalents, Securities and funds in foreign currency [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Financial investments, Securities and funds in local currency [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Financial investments, Securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	82,592	406,683
Financial investments, Securities and funds in local currency [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Derivative financial instruments and other financial assets [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Derivative financial instruments and other financial assets [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,162,283	556,510
Derivative financial instruments and other financial assets [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Trade Receivables [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Trade Receivables [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Trade Receivables [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Reseller Financing [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Reseller Financing [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Reseller Financing [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Trade receivables - sale of subsidiaries | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Trade receivables - sale of subsidiaries | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Trade receivables - sale of subsidiaries | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Other receivables [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Other receivables [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Other receivables [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Loan financing liabilities [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Loan financing liabilities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	1,584,452	1,216,341
Loan financing liabilities [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Loan financing liabilities [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,584,452	1,216,341
Loan financing liabilities [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Loan financing liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	4,449,857	3,973,816
Debentures [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Debentures [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	4,618,704	5,949,028
Debentures [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Debentures [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	4,618,704	3,575,195
Debentures [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Debentures [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	488,269	2,460,698
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	626,735	524,312
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	626,735	524,311
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Trade payables [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Trade payables [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Trade payables [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	4,682,671	4,710,952
Trade payables – reverse factoring [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Trade payables – reverse factoring [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Trade payables – reverse factoring [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Trade payables – reverse factoring [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables – reverse factoring [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables – reverse factoring [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,039,366	2,666,894
Subscription warrant – indemnification [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Subscription warrant – indemnification [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	87,299	42,776
Subscription warrant – indemnification [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Subscription warrant – indemnification [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	87,299	42,776
Subscription warrant – indemnification [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Subscription warrant – indemnification [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Financial liabilities of customers [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	450,586
Financial liabilities of customers [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Financial liabilities of customers [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Financial liabilities of customers [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	450,586
Financial liabilities of customers [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Financial liabilities of customers [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	308,934	0
Contingent consideration [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Contingent consideration [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Contingent consideration [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	112,196	89,640
Contingent consideration [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	112,196	89,640
Contingent consideration [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Contingent consideration [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Other Payables [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Other Payables [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Other Payables [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Other Payables [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0
Other Payables [Member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0
Other Payables [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	190,090
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,244,875	963,193
Financial assets at fair value through profit or loss, category [member] | Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Financial investments, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	82,592	406,683
Financial assets at fair value through profit or loss, category [member] | Derivative financial instruments and other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,162,283	556,510
Financial assets at fair value through profit or loss, category [member] | Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Trade receivables - sale of subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Cash and cash equivalents, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Cash and cash equivalents, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Financial investments, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Derivative financial instruments and other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Trade receivables - sale of subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	12,702,447	12,721,881
Financial assets at amortised cost, category [member] | Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	125,152	111,797
Financial assets at amortised cost, category [member] | Cash and cash equivalents, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	5,476,726	5,204,766
Financial assets at amortised cost, category [member] | Cash and cash equivalents, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	323,810	305,206
Financial assets at amortised cost, category [member] | Financial investments, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member] | Derivative financial instruments and other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member] | Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	4,269,473	4,533,327
Financial assets at amortised cost, category [member] | Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,189,886	1,234,634
Financial assets at amortised cost, category [member] | Trade receivables - sale of subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	924,364	1,096,565
Financial assets at amortised cost, category [member] | Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	R$ 393,036	R$ 235,586